Revenue - Narrative (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) contract vessel	Dec. 31, 2017 USD ($)
Disaggregation of Revenue [Line Items]
Number of primary forms of contracts | contract	2
Operating leases, future minimum payments receivable	$ 6,300,000
Property subject to or available for operating lease, net	58,300,000	$ 517,900,000
Property subject to or available for operating lease, gross	88,200,000	754,200,000
Property subject to or available for operating lease, accumulated depreciation	29,900,000	236,300,000
Deferred revenue	0	557,000
Time-charter revenues
Disaggregation of Revenue [Line Items]
Deferred revenue	$ 0	$ 500,000
Charters Out
Disaggregation of Revenue [Line Items]
Number of vessels | vessel	2